Annual Fund Operating Expenses - SIIT Screened World Equity Ex-US Fund - SIIT Screened World Equity Ex-US Fund - Class A	Oct. 03, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%